Commitments & Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Commitments & Contingencies
12. Commitments and Contingencies
Lease Commitments
The Company leases office space in Northbrook, Illinois and Murfreesboro, Tennessee under non-cancelable
operating leases that expire on December 31, 2021 and September 30, 2022, respectively. Total rent expense under the lease agreements was $0.1 million for the nine months ended September 30, 2021 and 2020, respectively.
A summary of the Company’s future minimum lease payments required under non-cancellable
lease agreements is as follows (in thousands):

Years ended December 31,	Amount
2021 (remaining 3 months)	$24
2022	16
2023	—
2024	—
2025	—

Total	$40

Purchase Obligation
In July of 2009, Old Clarus entered into a commercial manufacturing agreement, as amended, with Catalent Pharma Solutions, LLC (the “Catalent Agreement”). Pursuant to the terms of the Catalent Agreement, the Company must make minimum annual purchases of JATENZO equal to 7.0 million softgels, through the initial term, or March 2025. Any shortfall between the minimum annual purchase quantities and actual purchases will be multiplied by a unit price, as defined in the Catalent Agreement, and paid to Catalent within 30 days of any year-end
that the minimum purchase requirement is not met. The Company has not made any payments to Catalent as a result of a shortfall in minimum purchase quantities. The Catalent Agreement renews automatically for two-year
periods and either party may terminate the contract upon twelve months written notice. Purchases under the Catalent Agreement for the three months ended September 30, 2021 and 2020 were $0.9 million and $0.1 million, respectively. Purchases under the Catalent Agreement for the nine months ended September 30, 2021 and 2020 were $6.0 million and $3.1 million, respectively.
Old Clarus entered into a product supply agreement with Pharmacia & Upjohn Company LLC, or Pfizer (the “Pfizer Agreement”), effective January 1, 2021. Pursuant to the terms of the Pfizer Agreement, the Company must make minimum annual purchases of T-undecanoate equal to approximately $1.8 million per year, through the initial term, or January 2024. If there is a shortfall between the minimum annual purchase quantities and actual purchases, the difference between the minimum annual purchase amount and actual purchases will be paid to Pfizer by the Company. There were no purchases under the Pfizer Agreement during the three and nine months ended September 30, 2021.
Legal Proceedings
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.
On April 2, 2019, an action for patent infringement was filed against Old Clarus by Lipocine in the U.S. District Court for the District of Delaware. The lawsuit (Civil Action No.
19-cv-622,
assigned to Judge William Bryson, U.S. Court of Appeals for the Federal Circuit, sitting by designation) sought a declaratory judgement of infringement under 35 U.S.C. § 271(a)-(c) arising from Old Clarus’ intent to market and sell JATENZO, based on the FDA’s approval of JATENZO in March 2019. Lipocine ultimately alleged that Old Clarus infringed certain claims in each of four U.S. Patents: U.S. Patent No. 9,034,858, U.S. Patent No. 9,205,057, U.S. Patent No. 9,480,690 and U.S. Patent No. 9,757,390. Lipocine sought monetary damages in the form of a reasonable royalty, pre-judgment
interest, post-judgment interest, and attorneys’ fees, costs and disbursements, and injunctive relief.
Old Clarus asserted defenses of noninfringement and invalidity under 35 U.S.C. §§ 103 and 112, and asserted counterclaims of inequitable conduct, patent misuse and exceptional case. Old Clarus’s motion for summary judgment of invalidity under Section 112 was argued on January 15, 2021, and was granted on May 25, 2021, the decision finding all asserted claims invalid for failure to satisfy the written description requirement. On June 15, 2021, Old Clarus requested the Court to schedule a bench trial on Old Clarus’s counterclaims of inequitable conduct, patent misuse, and exceptional case at the earliest practicable date, pursuant to the Court’s invitation to make such a request.
In July 2021, Old Clarus and Lipocine entered into a settlement agreement that settled all claims between the parties, including the interference matter (described above) and the pending Old Clarus counterclaims against Lipocine, and provides for a payment by Lipocine to Old Clarus of a $4.0 million settlement fee payable as follows: $2.5 million upfront, $1.0 million within 12 months, and the remainder within two years. The Company is recognizing the payments in income as they are received. The Company received payment of $2.5 million of the $4.0 million in July 2021, which is recorded within the litigation settlement line in other income and expense on the statement of operations.
Pursuant to the settlement agreement, a joint stipulation for dismissal was filed, and was so ordered by the Court on July 15, 2021, thereby terminating the district court action. Moreover, and as part of this settlement, Lipocine filed a request for entry of an adverse judgment in Interference No. 106,128 on July 16, 2021. Judgment against Lipocine in Interference No. 106,128 was entered by the U.S. Patent and Trademark Office’s Patent Trial and Appeal Board (PTAB) on July 26, 2021. The Company believes that its ’178 application will proceed to issuance following what it believes will be entry of a decision adverse to Lipocine by the PTAB.

12. Commitments and Contingencies
Lease Commitments
The Company leases office space in Northbrook, Illinois and Murfreesboro, Tennessee under non-cancelable
operating leases which expire on December 31, 2021 and September 30, 2022, respectively. Total rent expense under the lease agreements was $0.2 million and $0.1 million for the years ended December 31, 2020 and 2019, respectively.
A summary of the Company’s future minimum lease payments required under non-cancellable
lease agreements is as follows (in thousands):

Years ending December 31,	Amount
2021	$95
2022	16
2023	—
2024	—
2025	—

Total	$111

Purchase Obligation
In July of 2009, the Company entered into a commercial manufacturing agreement, as amended, with Catalent Pharma Solutions, LLC (the “Catalent Agreement”). Pursuant to the terms of the Catalent Agreement, the Company must make minimum annual purchases of JATENZO equal to 7.0 million softgels, through the initial term, or March 2025. Any shortfall between the minimum annual purchase quantities and actual purchases will be multiplied by a unit price, as defined in the Catalent Agreement, and paid to Catalent within 30 days of any year-end
that the minimum purchase requirement is not met. The Company has not made any payments to Catalent as a result of a shortfall in minimum purchase quantities. The Catalent Agreement renews automatically for two-year
periods and either party may terminate the contract upon twelve months written notice. Purchases under the Catalent Agreement were $3.2 million and $5.8 million during 2020 and 2019, respectively.
The Company entered into a product supply agreement with Pharmacia & Upjohn Company LLC, or Pfizer (the “Pfizer Agreement”), effective January 1, 2021. Pursuant to the terms of the Pfizer Agreement, the Company must make minimum annual purchases of testosterone undecanoate equal to 2,000 kilograms per year, through the initial term, or January 2024. If there is a shortfall between the minimum annual purchase quantities and actual purchases, the difference between the minimum annual purchase amount and actual purchases will be paid to Pfizer by the Company. Purchases under the Pfizer Agreement are expected to be approximately $1.8 million per year, over the life of the contract.
Legal Proceedings
From time to time, in the ordinary course of business, the Company is subject to litigation and regulatory examinations as well as information gathering requests, inquiries and investigations.
On April 2, 2019, an action for patent infringement was filed against the Company by Lipocine Inc. (“Lipocine”) in the U.S. District Court for the District of Delaware. The lawsuit (Civil Action
No. 19-622)
seeks a declaratory judgement of infringement under 35 U.S.C. § 271(a)-(c) arising from the Company’s intent to market and sell JATENZO, based on the FDA’s approval of JATENZO in March 2019. Lipocine currently alleges that the Company has infringed certain claims in each of four U.S. Patents: U.S. Patent No. 9,034,858, U.S. Patent No. 9,205,057, U.S. Patent No. 9,480,690 and U.S. Patent No. 9,757,390. Lipocine seeks reasonable royalty monetary damages, pre-judgment
interest, post-judgment interest, and attorneys’ fees, and costs and disbursements, and injunctive relief. While the Company believes its defenses are strong, patent litigation is inherently risky and uncertain. In the event this litigation is not resolved in the Company’s favor, it may need to obtain a license from Lipocine. Such a license may not be available or may be available only on terms not favorable to the Company. This could have a material adverse effect on Clarus.
Clarus has asserted defenses of noninfringement, invalidity under 35 U.S.C. §§ 103 and 112, as well as inequitable conduct. The Company’s motion for summary judgment of invalidity under Section 112 was argued in January 2021 and is awaiting decision. A hearing has been scheduled before the presiding judge on May 14, 2021 to address questions he has that are pertinent to the summary judgement of motion. The lawsuit is otherwise ready for trial, but no trial date has been set due to court delays arising from the
COVID-19
pandemic.
On January 4, 2021, an interference (No. 106,128) was declared by the U.S. Patent and Trademark Office between our U.S. Patent Application No. 16/656,178 and Lipocine’s U.S. Patent Application No. 16/818,779. This proceeding (Interference No. 106,128 (DK)) is currently pending. The claims at issue in the interference cover uses of JATENZO and TLANDO. The involved Lipocine patent application, however, contains claims the Company believes cover the use of TLANDO and not JATENZO. The Company believes that it would not need a license from Lipocine, nor that it would be liable for any damages, based solely on the outcome of the pending interference. There is also risk that other interference proceedings could be declared that involve Lipocine patent applications and/or patents and claims that cover JATENZO interference. And while two interferences were previously decided against the Company, Lipocine has not tried to assert patent claims issued to it as a result of prevailing in those interferences against the Company, and Clarus believes these claims do not cover JATENZO. In the event the Company’s beliefs turn out to be incorrect, or future declared interferences involving claims that cover JATENZO are not resolved in its favor, Clarus may need to obtain a license from Lipocine. Such a license may not be available or may be available only on terms not favorable to the Company. This could also have a material adverse effect on the Company.